Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories
Schedule of inventories

	As of December 31,
	2022	2023
Raw materials	113,306	95,065
Work in process	37,538	15,898
Finished goods	60,796	31,324
Total	211,640	142,287